PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 92.0%
Corporate Bonds 1.5%
Mexico 0.2%
Petroleos Mexicanos, Gtd. Notes	6.700%	02/16/32		63	$59,850
Supranational Bank 1.3%
Corp. Andina de Fomento, Sr. Unsec’d. Notes, EMTN	7.500	04/08/30	INR	20,300	234,411
Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	7.350	10/06/30	INR	21,000	246,703
					481,114

Total Corporate Bonds (cost $549,794)					540,964
Sovereign Bonds 89.9%
Argentina 0.5%
Argentina Treasury Bond BONTE, Bonds	29.500	05/30/30	ARS	229,600	171,432
Brazil 4.8%
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	257,551
Notes, Series NTNF	10.000	01/01/27	BRL	6	1,061,874
Notes, Series NTNF	10.000	01/01/29	BRL	3	405,403
					1,724,828
Chile 1.0%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	75,000	73,788
Bonds, Series 30Y	6.000	01/01/43	CLP	135,000	144,415
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	42,172
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	94,608
					354,983
China 4.8%
China Government Bond,
Bonds, Series 1910	3.860	07/22/49	CNH	380	71,088
Bonds, Series INBK	1.870	09/15/31	CNH	1,040	145,818
Bonds, Series INBK	2.110	08/25/34	CNH	3,710	529,676
Bonds, Series INBK	2.190	09/25/54	CNH	1,000	144,728
Bonds, Series INBK	2.270	05/25/34	CNH	1,640	236,957
Bonds, Series INBK	2.790	12/15/29	CNH	1,010	147,220
Bonds, Series INBK	3.020	05/27/31	CNH	550	82,466
Bonds, Series INBK	3.270	11/19/30	CNH	1,650	249,776
Bonds, Series INBK	3.320	04/15/52	CNH	260	45,694
Bonds, Series INBK	3.810	09/14/50	CNH	330	61,924
					1,715,347
Colombia 6.7%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.500	03/15/29		210	201,075
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	55,559

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia (cont’d.)
Colombian TES, (cont’d.)
Bonds, Series B	6.000%	04/28/28	COP	1,221,000	$265,451
Bonds, Series B	6.250	07/09/36	COP	3,889,300	613,416
Bonds, Series B	7.000	03/26/31	COP	631,200	123,513
Bonds, Series B	7.000	06/30/32	COP	2,067,000	386,651
Bonds, Series B	7.250	10/18/34	COP	461,900	82,399
Bonds, Series B	7.250	10/26/50	COP	210,000	30,950
Bonds, Series B	7.750	09/18/30	COP	2,179,200	455,620
Bonds, Series G	7.000	03/26/31	COP	759,800	148,375
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	255,425	40,389
					2,403,398
Czech Republic 3.7%
Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 049	4.200	12/04/36	CZK	2,950	133,347
Sr. Unsec’d. Notes, Series 078	2.500	08/25/28	CZK	2,100	93,917
Sr. Unsec’d. Notes, Series 094	0.950	05/15/30	CZK	4,480	181,530
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	2,860	111,868
Sr. Unsec’d. Notes, Series 105	2.750	07/23/29	CZK	13,290	592,232
Sr. Unsec’d. Notes, Series 130	0.050	11/29/29	CZK	6,050	238,514
					1,351,408
Dominican Republic 1.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	02/22/29		220	219,670
Sr. Unsec’d. Notes	11.250	09/15/35	DOP	8,000	142,119
					361,789
Guatemala 0.5%
Guatemala Government Bond, Sr. Unsec’d. Notes	4.900	06/01/30		200	196,800
Hungary 3.4%
Hungary Government Bond,
Bonds, Series 29/A	2.000	05/23/29	HUF	142,890	347,073
Bonds, Series 30/A	3.000	08/21/30	HUF	219,920	533,769
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	77,640
Bonds, Series 32/A	4.750	11/24/32	HUF	52,770	132,088
Bonds, Series 33/A	2.250	04/20/33	HUF	24,760	50,999
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	40,009
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	50,263
					1,231,841
India 3.9%
India Government Bond,
Sr. Unsec’d. Notes	7.180	08/14/33	INR	46,470	554,742
Sr. Unsec’d. Notes	7.260	02/06/33	INR	20,000	239,572
Sr. Unsec’d. Notes	7.300	06/19/53	INR	14,530	170,674
Sr. Unsec’d. Notes	7.410	12/19/36	INR	37,560	455,436
					1,420,424
Indonesia 11.0%
Indonesia Treasury Bond,
Bonds, Series 068	8.375	03/15/34	IDR	2,405,000	163,225

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Treasury Bond, (cont’d.)
Bonds, Series 071	9.000%	03/15/29	IDR	3,640,000	$242,003
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	261,223
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	464,822
Bonds, Series 075	7.500	05/15/38	IDR	1,359,000	87,462
Bonds, Series 078	8.250	05/15/29	IDR	1,099,000	71,601
Bonds, Series 079	8.375	04/15/39	IDR	1,031,000	71,114
Bonds, Series 082	7.000	09/15/30	IDR	4,516,000	283,949
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	480,775
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	83,715
Bonds, Series 095	6.375	08/15/28	IDR	2,401,000	147,835
Bonds, Series 096	7.000	02/15/33	IDR	7,126,000	445,428
Bonds, Series 100	6.625	02/15/34	IDR	5,804,000	353,047
Bonds, Series 101	6.875	04/15/29	IDR	2,629,000	163,949
Bonds, Series 103	6.750	07/15/35	IDR	6,478,000	398,001
Bonds, Series 104	6.500	07/15/30	IDR	4,055,000	249,715
					3,967,864
Ivory Coast 0.4%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.250	03/22/30	EUR	140	155,524
Malaysia 4.7%
Malaysia Government Bond,
Bonds, Series 120	4.065	06/15/50	MYR	1,361	327,034
Bonds, Series 222	4.696	10/15/42	MYR	800	210,146
Bonds, Series 317	4.762	04/07/37	MYR	842	219,502
Bonds, Series 318	4.642	11/07/33	MYR	71	18,098
Bonds, Series 413	3.844	04/15/33	MYR	390	93,994
Bonds, Series 415	4.254	05/31/35	MYR	450	112,527
Bonds, Series 419	3.828	07/05/34	MYR	365	88,149
Bonds, Series 519	3.757	05/22/40	MYR	682	161,300
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	99,946
Bonds, Series 219	4.467	09/15/39	MYR	790	201,468
Bonds, Series 223	4.291	08/14/43	MYR	590	147,868
					1,680,032
Mexico 6.9%
Mexican Bonos,
Bonds, Series M	7.500	05/26/33	MXN	35	168,579
Bonds, Series M	7.750	05/29/31	MXN	119	600,572
Bonds, Series M	8.000	11/07/47	MXN	43	188,756
Bonds, Series M	8.500	02/28/30	MXN	60	314,927
Bonds, Series M	10.000	11/20/36	MXN	18	100,551
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	160	770,682
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	46	201,106
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	33	160,871
					2,506,044
Peru 3.5%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	234,776
Bonds	6.900	08/12/37	PEN	260	73,157
Bonds	6.950	08/12/31	PEN	190	58,084
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	128,305

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peru Government Bond, (cont’d.)
Sr. Unsec’d. Notes	6.150%	08/12/32	PEN	1,484	$428,902
Sr. Unsec’d. Notes, 144A	6.850	08/12/35	PEN	380	108,345
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	08/12/35	PEN	470	133,987
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	68,135
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	1,974
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	48	14,674
					1,250,339
Philippines 0.3%
Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	94,985
Poland 4.6%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,066	272,470
Bonds, Series 0429	5.750	04/25/29	PLN	1,366	377,467
Bonds, Series 0432	1.750	04/25/32	PLN	710	154,099
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	747,177
Bonds, Series 1033	6.000	10/25/33	PLN	390	109,004
					1,660,217
Romania 4.0%
Romania Government Bond,
Bonds, Series 05Y	4.250	04/28/36	RON	830	146,538
Bonds, Series 07Y	2.500	10/25/27	RON	1,170	238,073
Bonds, Series 07Y	4.850	04/22/26	RON	1,395	308,885
Bonds, Series 08Y	7.350	04/28/31	RON	540	121,384
Bonds, Series 10Y	6.700	02/25/32	RON	405	88,019
Bonds, Series 10Y	7.200	10/30/33	RON	545	121,876
Bonds, Series 11Y	7.100	07/31/34	RON	300	66,879
Bonds, Series 15Y	3.650	09/24/31	RON	345	63,803

Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	230	285,609
					1,441,066
Serbia 1.0%
Serbia International Bond, Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	200	211,538
Serbia Treasury Bonds,
Bonds, Series 07Y	4.500	01/11/26	RSD	9,460	92,127
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	59,670
					363,335
South Africa 13.4%
Republic of South Africa Government Bond,
Bonds, Series 2038	10.875	03/31/38	ZAR	6,110	350,352
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	11,705	637,717
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	16,474	875,789
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	5,689	297,889
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	11,352	554,201
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	13,103	637,732
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	6,120	281,790
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	10,183	463,574

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa (cont’d.)
Republic of South Africa Government Bond, (cont’d.)
Sr. Unsec’d. Notes, Series R209	6.250%	03/31/36	ZAR	3,850	$161,285
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	10,845	555,829
					4,816,158
Thailand 8.5%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	120,090
Bonds	2.000	06/17/42	THB	2,080	64,401
Bonds	2.875	12/17/28	THB	22,134	710,635
Bonds	2.875	06/17/46	THB	6,220	216,111
Bonds	3.300	06/17/38	THB	5,750	207,474
Sr. Unsec’d. Notes	1.585	12/17/35	THB	5,915	181,907
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	83,127
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	31,073
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	365,173
Sr. Unsec’d. Notes	2.250	03/17/27	THB	6,300	195,222
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	217,602
Sr. Unsec’d. Notes	3.450	06/17/43	THB	3,523	130,792
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,249	250,876
Sr. Unsec’d. Notes	3.775	06/25/32	THB	7,760	274,135
					3,048,618
Turkey 1.2%
Turkiye Government Bond,
Bonds, Series 05Y	31.080	11/08/28	TRY	10,070	232,775
Bonds, Series 10Y	11.700	11/13/30	TRY	1,400	18,006
Bonds, Series 10Y	17.800	07/13/33	TRY	2,600	42,708
Bonds, Series 10Y	26.200	10/05/33	TRY	6,620	149,051
					442,540
Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	46,779

Total Sovereign Bonds (cost $32,238,882)					32,405,751
U.S. Treasury Obligation(k) 0.5%
U.S. Treasury Notes (cost $199,669)	4.250	12/31/26		200	200,469

	Shares
Common Stock 0.1%
Jamaica
Digicel International Finance Ltd.* (cost $9,437)	5,242	41,936

Total Long-Term Investments (cost $32,997,782)		33,189,120

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value

Short-Term Investments 3.2%
Affiliated Mutual Fund 3.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $1,131,071)(wb)	1,131,071	$1,131,071
Options Purchased*~ 0.0%
(cost $19,345)		11,103

Total Short-Term Investments (cost $1,150,416)		1,142,174

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 95.2% (cost $34,148,198)		34,331,294
Options Written*~ (0.2)%
(premiums received $60,512)		(61,920)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 95.0% (cost $34,087,686)		34,269,374
Other assets in excess of liabilities(z) 5.0%		1,785,814

Net Assets 100.0%		$36,055,188

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ARS—Argentine Peso
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DOP—Dominican Peso
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RSD—Serbian Dinar
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CA—Credit Agricole Securities Inc.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MIBOR—Mumbai Interbank Offered Rate
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,186 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	MSI	08/21/25	4.60		—	EUR	156	$6
Currency Option EUR vs TRY	Call	CITI	08/14/25	99.00		—	EUR	317	28
Currency Option EUR vs TRY	Call	JPM	08/21/25	99.00		—	EUR	546	242
Currency Option EUR vs TRY	Call	JPM	08/26/25	99.00		—	EUR	157	72
Currency Option USD vs BRL	Call	MSI	08/05/25	6.50		—		185	—
Currency Option USD vs BRL	Call	MSI	08/26/25	6.80		—		110	9
Currency Option USD vs BRL	Call	JPM	08/28/25	6.60		—		724	72
Currency Option USD vs CNH	Call	DB	09/24/25	7.95		—		2,152	16
Currency Option USD vs COP	Call	HSBC	08/21/25	5,000.00		—		128	6
Currency Option USD vs JPY	Call	CITI	08/14/25	170.00		—		183	—
Currency Option USD vs KRW	Call	JPM	08/20/25	1,550.00		—		182	1
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00		—		508	1
Currency Option USD vs MXN	Call	JPM	08/27/25	22.00		—		36	3
Currency Option USD vs TRY	Call	JPM	08/01/25	80.00		—		92	—
Currency Option USD vs TRY	Call	JPM	08/08/25	80.00		—		184	18
Currency Option USD vs TRY	Call	JPM	08/15/25	90.00		—		91	20
Currency Option USD vs TRY	Call	JPM	08/27/25	99.00		—		92	43
Currency Option USD vs TRY	Call	JPM	08/28/25	99.00		—		182	94
Currency Option USD vs TWD	Call	JPM	08/27/25	33.00		—		182	6
Currency Option EUR vs JPY	Put	BARC	08/21/25	150.00		—	EUR	233	1
Currency Option EUR vs USD	Put	CITI	08/05/25	1.05		—	EUR	470	—
Currency Option USD vs BRL	Put	MSI	08/07/25	4.90		—		92	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,508	27
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		398	7
Currency Option USD vs JPY	Put	CITI	08/21/25	130.00		—		273	1
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00		—		508	1,008
Currency Option USD vs TWD	Put	MSI	08/05/25	24.00		—		92	—
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00		—		182	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00		—		182	$—
Currency Option USD vs ZAR	Put	CITI	08/27/25	16.00		—		110	—
Total OTC Traded (cost $7,753)									$1,681

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/04/31	Call	MSI	07/31/26	3.10%	3.10%(A)	1 Day SOFR(A)/ 4.390%	1,100	$9,408
5-Year Interest Rate Swap, 08/04/31	Put	MSI	07/31/26	9.00%	1 Day SOFR(A)/ 4.390%	9.00%(A)	1,375	14
Total OTC Swaptions (cost $11,592)								$9,422
Total Options Purchased (cost $19,345)								$11,103
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	MSI	08/21/25	4.25		—	EUR	156	$(1,559)
Currency Option EUR vs TRY	Call	CITI	08/14/25	50.00		—	EUR	317	(914)
Currency Option EUR vs TRY	Call	JPM	08/21/25	50.50		—	EUR	546	(2,801)
Currency Option EUR vs TRY	Call	JPM	08/26/25	50.50		—	EUR	157	(971)
Currency Option USD vs BRL	Call	MSI	08/05/25	5.55		—		185	(2,165)
Currency Option USD vs BRL	Call	MSI	08/26/25	5.69		—		110	(1,081)
Currency Option USD vs COP	Call	HSBC	08/21/25	4,150.00		—		128	(2,393)
Currency Option USD vs JPY	Call	CITI	08/14/25	145.00		—		183	(6,761)
Currency Option USD vs KRW	Call	JPM	08/20/25	1,400.00		—		182	(1,183)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00		—		508	(8,318)
Currency Option USD vs MXN	Call	JPM	08/27/25	19.20		—		36	(158)
Currency Option USD vs TRY	Call	JPM	08/15/25	42.70		—		91	(266)
Currency Option USD vs TRY	Call	JPM	08/27/25	42.50		—		92	(607)
Currency Option USD vs TRY	Call	JPM	08/28/25	42.60		—		182	(1,226)
Currency Option USD vs TWD	Call	JPM	08/27/25	30.00		—		182	(1,250)
Currency Option EUR vs JPY	Put	BARC	08/21/25	172.00		—	EUR	233	(1,932)
Currency Option EUR vs USD	Put	CITI	08/05/25	1.17		—	EUR	470	(12,739)
Currency Option USD vs BRL	Put	MSI	08/07/25	5.45		—		92	(22)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		956	(5,744)
Currency Option USD vs JPY	Put	CITI	08/21/25	148.00		—		273	(959)
Currency Option USD vs TWD	Put	MSI	08/05/25	28.00		—		92	—
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70		—		91	(27)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70		—		91	(27)
Currency Option USD vs ZAR	Put	CITI	08/27/25	17.70		—		110	(263)
Total OTC Traded (premiums received $50,825)									$(53,366)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/04/31	Call	MSI	07/31/26	2.30%	1 Day SOFR(A)/ 4.390%	2.30%(A)	1,100	$(2,464)
5-Year Interest Rate Swap, 08/04/31	Put	MSI	07/31/26	4.40%	4.40%(A)	1 Day SOFR(A)/ 4.390%	1,375	(6,090)
Total OTC Swaptions (premiums received $9,687)								$(8,554)
Total Options Written (premiums received $60,512)								$(61,920)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
15	5 Year U.S. Treasury Notes	Sep. 2025	$1,622,578	$4,786
1	10 Year U.S. Ultra Treasury Notes	Sep. 2025	113,078	1,350
3	20 Year U.S. Treasury Bonds	Sep. 2025	342,563	7,745
				13,881
Short Positions:
2	2 Year U.S. Treasury Notes	Sep. 2025	413,969	482
4	5 Year Euro-Bobl	Sep. 2025	535,314	3,351
8	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	938,500	(27,301)
				(23,468)
				$(9,587)
Forward foreign currency exchange contracts outstanding at July 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 09/03/25	CITI	ARS	60,812	$46,000	$43,040	$—	$(2,960)
Expiring 11/04/25	CITI	ARS	65,182	46,000	44,257	—	(1,743)
Brazilian Real,
Expiring 08/04/25	CITI	BRL	2,581	462,207	460,462	—	(1,745)
Expiring 08/04/25	CITI	BRL	438	79,983	78,081	—	(1,902)
Expiring 08/04/25	GSI	BRL	11,094	2,001,184	1,979,240	—	(21,944)
Expiring 08/04/25	GSI	BRL	1,946	348,000	347,220	—	(780)
Expiring 09/03/25	GSI	BRL	8,673	1,541,017	1,535,057	—	(5,960)
Chilean Peso,
Expiring 09/17/25	BARC	CLP	84,114	91,000	86,487	—	(4,513)
Expiring 09/17/25	CITI	CLP	247,701	264,451	254,689	—	(9,762)
Expiring 09/17/25	DB	CLP	101,261	109,000	104,118	—	(4,882)
Chinese Renminbi,
Expiring 09/17/25	CITI	CNH	443	62,185	61,645	—	(540)
Expiring 09/17/25	JPM	CNH	3,351	469,000	466,526	—	(2,474)
Colombian Peso,
Expiring 09/17/25	CITI	COP	215,450	51,000	51,215	215	—
Expiring 09/17/25	MSI	COP	181,215	45,000	43,077	—	(1,923)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	1,327	62,841	61,744	—	(1,097)
Egyptian Pound,
Expiring 09/18/25	CITI	EGP	2,092	39,926	41,887	1,961	—
Expiring 09/30/25	CITI	EGP	2,076	39,925	41,361	1,436	—
Expiring 11/12/25	CITI	EGP	15,809	287,482	308,724	21,242	—
Expiring 11/12/25	SCB	EGP	2,410	46,000	47,072	1,072	—
Expiring 11/24/25	CITI	EGP	6,839	126,152	132,822	6,670	—
Expiring 12/17/25	CITI	EGP	14,844	276,894	285,240	8,346	—
Euro,
Expiring 08/06/25	CITI	EUR	521	604,000	594,451	—	(9,549)
Indian Rupee,
Expiring 08/29/25	HSBC	INR	41,151	478,000	469,486	—	(8,514)
Expiring 09/17/25	DB	INR	23,272	269,000	265,229	—	(3,771)
Expiring 09/17/25	MSI	INR	26,371	300,485	300,551	66	—
Expiring 09/17/25	MSI	INR	10,601	123,162	120,822	—	(2,340)
Expiring 09/17/25	UAG	INR	203,219	2,366,144	2,316,089	—	(50,055)
Indonesian Rupiah,
Expiring 09/17/25	BNY	IDR	4,000,000	244,529	242,063	—	(2,466)
Expiring 09/17/25	CITI	IDR	1,125,366	68,000	68,102	102	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/17/25	HSBC	IDR	7,806,203	$478,014	$472,398	$—	$(5,616)
Expiring 09/17/25	HSBC	IDR	5,627,123	345,000	340,529	—	(4,471)
Japanese Yen,
Expiring 10/22/25	MSI	JPY	67,843	460,362	454,073	—	(6,289)
Malaysian Ringgit,
Expiring 09/17/25	BARC	MYR	4,711	1,119,525	1,105,297	—	(14,228)
Expiring 09/17/25	MSI	MYR	4,711	1,118,117	1,105,298	—	(12,819)
Expiring 09/17/25	MSI	MYR	252	59,934	59,032	—	(902)
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	31,212	1,606,310	1,645,774	39,464	—
Expiring 09/17/25	MSI	MXN	1,818	93,977	95,860	1,883	—
New Taiwanese Dollar,
Expiring 09/17/25	CITI	TWD	8,196	275,000	275,151	151	—
Expiring 09/17/25	MSI	TWD	5,719	198,000	191,986	—	(6,014)
Peruvian Nuevo Sol,
Expiring 09/17/25	BNP	PEN	419	117,640	116,521	—	(1,119)
Expiring 09/17/25	CITI	PEN	418	117,640	116,185	—	(1,455)
Expiring 09/17/25	CITI	PEN	309	86,192	85,783	—	(409)
Expiring 09/17/25	CITI	PEN	163	45,310	45,425	115	—
Expiring 09/17/25	CITI	PEN	154	42,931	42,720	—	(211)
Expiring 09/17/25	CITI	PEN	49	13,860	13,757	—	(103)
Expiring 09/17/25	DB	PEN	395	110,720	109,671	—	(1,049)
Expiring 09/17/25	SCB	PEN	590	163,800	164,037	237	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	7,237	126,315	124,125	—	(2,190)
Expiring 09/17/25	BOA	PHP	5,764	100,250	98,867	—	(1,383)
Expiring 09/17/25	CITI	PHP	6,431	112,500	110,306	—	(2,194)
Expiring 09/17/25	HSBC	PHP	30,890	551,999	529,825	—	(22,174)
Expiring 09/17/25	HSBC	PHP	10,064	174,435	172,611	—	(1,824)
Expiring 09/17/25	MSI	PHP	6,417	112,500	110,065	—	(2,435)
Polish Zloty,
Expiring 10/22/25	BARC	PLN	5,101	1,397,066	1,359,452	—	(37,614)
Expiring 10/22/25	BNY	PLN	400	110,172	106,561	—	(3,611)
Expiring 10/22/25	MSI	PLN	375	100,204	99,832	—	(372)
Romanian Leu,
Expiring 10/22/25	DB	RON	75	17,073	16,688	—	(385)
South African Rand,
Expiring 09/17/25	BNY	ZAR	5,472	302,869	299,384	—	(3,485)
Expiring 09/17/25	MSI	ZAR	6,783	374,882	371,118	—	(3,764)
South Korean Won,
Expiring 09/17/25	MSI	KRW	562,979	408,000	404,627	—	(3,373)
Expiring 09/17/25	SCB	KRW	793,925	584,000	570,613	—	(13,387)
Thai Baht,
Expiring 09/17/25	CITI	THB	1,239	38,330	38,051	—	(279)
Expiring 09/17/25	HSBC	THB	7,885	245,000	242,232	—	(2,768)
Expiring 09/17/25	HSBC	THB	7,866	245,000	241,630	—	(3,370)
Expiring 09/17/25	MSI	THB	1,387	42,477	42,616	139	—
Expiring 09/17/25	UAG	THB	2,418	74,000	74,263	263	—
Turkish Lira,
Expiring 08/13/25	HSBC	TRY	10,259	249,125	249,803	678	—
Expiring 08/13/25	HSBC	TRY	2,172	52,548	52,881	333	—
Expiring 08/13/25	HSBC	TRY	2,172	52,471	52,882	411	—
Expiring 08/13/25	HSBC	TRY	231	5,635	5,635	—	—
				$22,877,750	$22,664,321	84,784	(298,213)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/25	CITI	BRL	2,292	$417,158	$408,818	$8,340	$—
Expiring 08/04/25	CITI	BRL	1,073	194,981	191,476	3,505	—
Expiring 08/04/25	GSI	BRL	8,673	1,552,824	1,547,210	5,614	—
Expiring 08/04/25	MSI	BRL	2,941	538,000	524,720	13,280	—
Expiring 08/04/25	MSI	BRL	1,081	194,981	192,780	2,201	—
Chinese Renminbi,
Expiring 09/17/25	BOA	CNH	3,522	490,000	490,322	—	(322)
Expiring 09/17/25	HSBC	CNH	1,877	263,000	261,377	1,623	—
Expiring 09/17/25	HSBC	CNH	1,227	172,132	170,866	1,266	—
Colombian Peso,
Expiring 09/17/25	BNY	COP	800,000	193,470	190,169	3,301	—
Expiring 09/17/25	BNY	COP	400,000	96,432	95,084	1,348	—
Expiring 09/17/25	CITI	COP	3,033,321	731,979	721,054	10,925	—
Expiring 09/17/25	CITI	COP	1,317,148	313,000	313,101	—	(101)
Czech Koruna,
Expiring 10/22/25	MSI	CZK	1,182	55,142	55,012	130	—
Euro,
Expiring 10/22/25	DB	EUR	72	84,415	82,270	2,145	—
Expiring 10/22/25	TD	EUR	287	337,501	329,080	8,421	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	154,847	448,978	439,911	9,067	—
Indian Rupee,
Expiring 08/29/25	MSI	INR	2,835	32,956	32,349	607	—
Expiring 09/17/25	JPM	INR	37,889	435,000	431,819	3,181	—
Indonesian Rupiah,
Expiring 09/17/25	BARC	IDR	3,221,020	196,920	194,922	1,998	—
Expiring 09/17/25	BOA	IDR	2,146,428	131,280	129,893	1,387	—
Expiring 09/17/25	DB	IDR	4,684,079	286,000	283,460	2,540	—
Expiring 09/17/25	HSBC	IDR	3,576,822	218,800	216,454	2,346	—
Expiring 09/17/25	MSI	IDR	590,103	36,054	35,711	343	—
Malaysian Ringgit,
Expiring 09/17/25	MSI	MYR	138	32,532	32,363	169	—
Mexican Peso,
Expiring 09/17/25	BNP	MXN	871	46,058	45,948	110	—
Expiring 09/17/25	BNP	MXN	569	29,303	29,977	—	(674)
Expiring 09/17/25	BOA	MXN	2,536	130,550	133,746	—	(3,196)
Expiring 09/17/25	CITI	MXN	949	49,812	50,026	—	(214)
Expiring 09/17/25	DB	MXN	2,534	130,550	133,599	—	(3,049)
Expiring 09/17/25	DB	MXN	2,150	111,900	113,369	—	(1,469)
Expiring 09/17/25	MSI	MXN	1,668	87,000	87,933	—	(933)
New Taiwanese Dollar,
Expiring 09/17/25	BARC	TWD	5,303	181,500	178,047	3,453	—
Expiring 09/17/25	CA	TWD	31,145	1,059,455	1,045,613	13,842	—
Expiring 09/17/25	DB	TWD	5,291	181,500	177,635	3,865	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	128	36,000	35,568	432	—
Expiring 09/17/25	MSI	PEN	874	239,606	242,929	—	(3,323)
Singapore Dollar,
Expiring 09/17/25	BOA	SGD	918	719,495	709,888	9,607	—
Expiring 09/17/25	BOA	SGD	510	399,500	394,145	5,355	—
Expiring 09/17/25	GSI	SGD	836	654,590	646,528	8,062	—
Expiring 09/17/25	JPM	SGD	510	399,500	394,064	5,436	—
Expiring 09/17/25	MSI	SGD	415	322,410	320,623	1,787	—
South African Rand,
Expiring 09/17/25	BARC	ZAR	39,392	2,209,525	2,155,149	54,376	—
Expiring 09/17/25	BNP	ZAR	392	21,888	21,456	432	—
Expiring 09/17/25	GSI	ZAR	2,119	117,000	115,924	1,076	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/17/25	GSI	ZAR	634	$35,472	$34,670	$802	$—
Expiring 09/17/25	MSI	ZAR	2,070	115,700	113,270	2,430	—
South Korean Won,
Expiring 09/17/25	MSI	KRW	1,443,114	1,073,115	1,037,202	35,913	—
Thai Baht,
Expiring 09/17/25	BNP	THB	591	18,144	18,147	—	(3)
Expiring 09/17/25	HSBC	THB	29,287	906,269	899,662	6,607	—
Turkish Lira,
Expiring 08/13/25	HSBC	TRY	10,259	249,207	249,804	—	(597)
Expiring 08/13/25	HSBC	TRY	4,343	105,415	105,762	—	(347)
				$17,083,999	$16,860,905	237,322	(14,228)
						$322,106	$(312,441)
Credit default swap agreements outstanding at July 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos^	05/07/26	4.750%(M)	276	*	$6,186	$—	$6,186	GSI
Republic of Argentina	09/20/25	5.000%(Q)	70	7.812%	135	(272)	407	BARC
Republic of Argentina	09/20/25	5.000%(Q)	53	7.812%	102	(168)	270	BARC
Republic of Ivory Coast	06/20/26	1.000%(Q)	300	1.914%	(2,036)	(4,157)	2,121	JPM
Republic of Ivory Coast	06/20/27	1.000%(Q)	150	2.392%	(3,558)	(4,339)	781	MSI
Republic of Panama	06/20/27	1.000%(Q)	500	0.999%	592	(2,586)	3,178	MSI
Republic of Turkey	12/20/25	1.000%(Q)	600	0.801%	1,164	(1,539)	2,703	MSI
Republic of Turkey	12/20/25	1.000%(Q)	200	0.801%	388	(368)	756	MSI
					$2,973	$(13,429)	$16,402

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	1,242	0.720%	$(3,785)	$6,146	$9,931
CDX.EM.37.V2	06/20/27	1.000%(Q)	779	0.858%	(679)	2,923	3,602
CDX.EM.39.V1	06/20/28	1.000%(Q)	887	1.006%	(6,278)	895	7,173
					$(10,742)	$9,964	$20,706

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Credit default swap agreements outstanding at July 31, 2025 (continued):
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.055%	$—	$(44,265)	$(44,265)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(66,888)	(66,888)
BRL	2,210	01/04/27	9.775%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(39,417)	(39,417)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.055%	156	(6,341)	(6,497)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(21,193)	(21,193)
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(848)	(848)
BRL	8,776	01/04/27	14.257%(T)	1 Day BROIS(1)(T)/ 0.055%	—	1,290	1,290
BRL	2,235	01/04/27	14.262%(T)	1 Day BROIS(1)(T)/ 0.055%	—	301	301
BRL	5,544	01/04/27	14.298%(T)	1 Day BROIS(1)(T)/ 0.055%	—	311	311
BRL	3,059	01/03/28	13.400%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(3,320)	(3,320)
BRL	3,127	01/03/28	13.572%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(2,034)	(2,034)
BRL	2,079	01/02/29	10.960%(T)	1 Day BROIS(2)(T)/ 0.055%	(20,687)	(37,993)	(17,306)
BRL	2,136	01/02/29	13.215%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(3,657)	(3,657)
BRL	2,330	01/02/29	13.258%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(4,550)	(4,550)
BRL	3,400	01/02/29	13.290%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(5,417)	(5,417)
BRL	2,776	01/02/29	13.450%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(1,798)	(1,798)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/ 4.750%	(477)	189	666
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	—	7,705	7,705
CNH	2,407	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	(1,235)	9,604	10,839
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	—	27,391	27,391
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 8.729%	—	(2,354)	(2,354)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Interest rate swap agreements outstanding at July 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	1,928,350	03/20/29	7.210%(Q)	1 Day COOIS(2)(Q)/ 8.729%	$—	$(17,928)	$(17,928)
COP	1,216,520	09/17/30	8.675%(Q)	1 Day COOIS(2)(Q)/ 8.729%	—	617	617
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)/ 8.729%	—	(5,381)	(5,381)
CZK	11,310	06/18/30	3.218%(A)	6 Month PRIBOR(2)(S)/ 3.500%	—	(15,330)	(15,330)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 3.500%	—	(35,742)	(35,742)
CZK	5,913	09/18/34	3.955%(A)	6 Month PRIBOR(2)(S)/ 3.500%	2,128	3,579	1,451
HUF	351,566	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.490%	(6,224)	4,679	10,903
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 6.490%	—	1,450	1,450
HUF	260,390	09/17/27	6.150%(A)	6 Month BUBOR(1)(S)/ 6.490%	—	1,723	1,723
INR	70,385	12/18/29	5.993%(S)	1 Day MIBOR(2)(S)/ 5.540%	(1,245)	10,566	11,811
INR	35,320	06/18/30	5.613%(S)	1 Day MIBOR(2)(S)/ 5.540%	—	(1,278)	(1,278)
INR	96,688	06/18/30	6.075%(S)	1 Day MIBOR(2)(S)/ 5.540%	—	18,286	18,286
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	(392)	5,425	5,817
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	4,077	5,687	1,610
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	(2,848)	9,698	12,546
KRW	107,825	12/20/28	3.830%(Q)	3 Month KWCDC(1)(Q)/ 2.510%	(3,058)	(3,655)	(597)
KRW	500,440	06/19/29	3.390%(Q)	3 Month KWCDC(1)(Q)/ 2.510%	(12,418)	(12,851)	(433)
KRW	447,383	12/18/29	2.886%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	3,512	5,600	2,088
KRW	272,611	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	1,514	(706)	(2,220)
KRW	44,232	06/18/30	2.645%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	72	222	150
KRW	843,324	09/17/30	2.488%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	563	(460)	(1,023)
MXN	15,530	09/11/30	7.647%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.244%	—	(6,390)	(6,390)
MXN	5,420	09/11/30	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.244%	—	(2,106)	(2,106)
MXN	10,585	09/11/30	7.675%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.244%	—	(3,718)	(3,718)
MXN	4,420	09/11/30	7.745%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.244%	—	(873)	(873)
MXN	3,119	09/11/30	7.873%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.244%	(3)	252	255
MXN	6,420	09/05/35	8.197%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.244%	—	(1,517)	(1,517)
PLN	2,730	09/08/25	0.638%(A)	6 Month WIBOR(2)(S)/ 4.780%	(128)	(16,670)	(16,542)
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 4.780%	—	24,987	24,987
PLN	1,190	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 4.780%	(2,697)	(26,618)	(23,921)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 4.780%	—	34,468	34,468
PLN	117	10/25/27	7.900%(A)	6 Month WIBOR(1)(S)/ 4.780%	(3,383)	(3,864)	(481)
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/ 4.780%	(32,911)	(53,624)	(20,713)
PLN	2,250	06/18/30	3.963%(A)	6 Month WIBOR(2)(S)/ 4.780%	—	(7,242)	(7,242)
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 4.780%	—	(8,879)	(8,879)
THB	79,390	05/06/27	1.180%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	1,463	1,463
THB	28,333	06/18/30	1.358%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	2,103	2,103
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	(1,333)	(2,000)	(667)
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	5,758	(38)	(5,796)
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	(1,831)	1,136	2,967
ZAR	2,634	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	(286)	(5,969)	(5,683)
ZAR	646	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	1,400	2,351	951
ZAR	2,510	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	—	(9,148)	(9,148)
ZAR	9,206	12/18/29	7.975%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	(3,962)	(16,793)	(12,831)
ZAR	686	03/19/30	7.765%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	—	919	919
ZAR	6,181	03/19/30	7.981%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	1,086	11,260	10,174
ZAR	7,743	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	—	(15,469)	(15,469)
ZAR	7,119	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	(4,739)	2,787	7,526
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	93	335	242
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	1,662	(235)	(1,897)
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 7.133%	5,064	(690)	(5,754)
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	(11)	12,343	12,354
ZAR	1,960	09/17/35	8.628%(Q)	3 Month JIBAR(2)(Q)/ 7.133%	—	2,333	2,333
					$(72,783)	$(304,189)	$(231,406)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Interest rate swap agreements outstanding at July 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	$6,128	$(3)	$6,131	GSI
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	6,113	(4)	6,117	JPM
MYR	1,165	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	2,888	—	2,888	BOA
MYR	1,170	03/19/30	3.515%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	4,778	—	4,778	CITI
					$19,907	$(7)	$19,914

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).